Benefit plans and stock-based compensation (Tables)	12 Months Ended
Mar. 30, 2019
Birks Stock Option Plan [Member]
Summary of Activity of Stock Option Plans and Arrangements
The following is a summary of the activity of Birks’ stock option plans and arrangements.

	Options	Weighted average exercise price
Outstanding March 26, 2016	666,162	$1.02
Granted	218,000	1.43
Forfeited	(10,000)	0.78
Outstanding March 25, 2017	874,162	1.13
Equity cash-out payment (a)	(60,000)	1.08
Forfeited	(496)	1.05
Outstanding March 31, 2018	813,666	1.13
Equity cash-out payment (b)	(51,400)	1.00
Forfeited	(21,206)	1.11
Outstanding March 30, 2019	741,060	$1.14

(a)
In connection with the Aurum Transaction, the Company offered an equity cash-out payment of $
54,000
(USD $
42,000
) to a former senior executive for
35,000
options under the Long-term incentive plan and
25,000
options under the Omnibus LTIP.

(b)
In connection with its restructuring initiative, the Company offered an equity cash-out payment of $
20,000
(USD $
16,000
) to a former senior executive for
35,000
options under the Long-term incentive plan,
14,000
options under the Omnibus LTIP and
2,400
options under the Birks ESOP.

Summary of Status of Stock Options
A summary of the status of Birks’ stock options at March 30, 2019 is presented below:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$ 0.78	175,000	6.5	$0.78	175,000	$0.78
$ 0.84	100,000	4.1	0.84	100,000	0.84
$ 0.89	25,000	3.6	0.89	25,000	0.89
$ 1.04	150,000	2.8	1.04	150,000	1.04
$ 1.05	3,060	1.0	1.05	3,060	1.05
$ 1.25	30,000	1.5	1.25	30,000	1.25
$ 1.43	168,000	7.6	1.43	111,999	1.43
$ 1.66	40,000	4.5	1.66	40,000	1.66
$ 1.94	50,000	5.8	1.94	50,000	1.94

	741,060	5.2	$1.14	685,059	$1.14

Mayors Stock Option Plan [Member]
Summary of Stock Option Activity
The following is a summary of the activity of Mayors stock option plans:

	Options	Weighted average exercise price
Outstanding March 25, 2017	627	$1.05
Settled in cash	(586)	1.05
Outstanding March 31, 2018	41	1.05
Settled in cash	(41)	0.78
Outstanding March 30, 2019	0	0.00